ENTITY'S ASSETS (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
PROPERTY AND EQUIPMENT {3}
Property and equipment estimated useful life 5 years		$ 7,925	$ 3,036
Less accumulated depreciation		(1,234)	0
Property and equipment net		6,691	3,036
ACQUIRED TECHNOLOGY RIGHTS GROSS, NET
Technology right estimated useful life 15 years		1,635,300	0
Less accumulated amortization		(81,765)	0
Net technology right estimated useful life 15 years		1,553,535	0
WEBSITE DEVELOPMENT COSTS
Website development costs	5,315	5,315	5,315
Accumulated amortization.		(1,869)	801
Website development costs Net		$ 3,446	$ 4,514